Provisions - Schedule of Restructuring Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash:
Total	¥ 62,783	¥ 123,584	¥ 73,835
Non-Cash:
Depreciation and impairment	8,035	4,548	7,523
Total	70,818	128,133	81,358
Severance
Cash:
Total	35,198	62,595	13,685
Consulting fees
Cash:
Total	8,345	16,205	11,528
Other
Cash:
Total	¥ 19,240	¥ 44,784	¥ 48,622